Discontinued Operations - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 05, 2018	Dec. 31, 2017
Conventional [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets		$ 3,200
Gain (Loss) before tax on sale of assets		$ 1,300
Suffield Divestiture [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash proceeds from sale of assets	$ 512
Gain (Loss) before tax on sale of assets	$ 343